Borrowings - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 9,661	€ 8,524	€ 9,307
Difference between the contractually required payment at maturity date and the carrying amount	(25)	(15)
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase (decrease) in borrowing capacity	1,100	300
Borrowings	8,369	7,283
FHLB advances [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase (decrease) in borrowing capacity	500
Covered bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of debt		700
Covered bonds [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Increase (decrease) in borrowing capacity	500	700
Bonds issued		500
Seacure 15 [member] | Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Redemption of debt		€ 900
Saecure 20 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 600